Stockholders' Equity (Details)	3 Months Ended		12 Months Ended		6 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2011		Dec. 31, 2012		Jun. 30, 2013 Warrant [Member]		Jun. 30, 2013 Warrant [Member] Equity Option [Member]		Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Warrant [Member] Equity Option [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Warrant [Member] Equity Option [Member]
Expected Volatility					22.00%	[1]
Expected Volatility Rate, Minimum	35.00%	[1]	39.00%	[1]			35.00%	[1]
Expected Volatility Rate, Maximum	42.00%	[1]	40.00%	[1]			42.00%	[1]
Expected Dividend Yield	0.00%		0.00%		0.00%		0.00%
Expected Life (Term)					2 years 6 months	[2]			3 years [2]	4 years [2]	3 years [2]	5 years 9 months [2]	5 years [2]	5 years 9 months [2]
Risk-Free Interest Rate					0.39%
Risk-Free Interest Rate, Minimum	0.42%		0.70%				0.42%
Risk-Free Interest Rate, Maximum	0.98%		0.80%				0.98%

[1]	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
[2]	Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB 110.